May 01, 2019
Supplement dated April 8, 2020
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP ® - DFA International Value Fund (the Fund)	5/1/2019
On March 17, 2020 the Fund's Board of Trustees approved the addition of a subadviser and changes to the Fund's principal investment strategies effective at a date to be determined (the Effective Date), which will be announced via a future supplement. As a result, on the Effective Date, Thompson, Siegel & Walmsley LLC (TSW) will assume day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, the changes described in this Supplement, except as otherwise noted, are hereby made to the Fund’s Prospectus.
Also, effective May 1, 2020, in anticipation of the changes discussed above, the Fund’s name is changed to Variable Portfolio - Partners International Value Fund. Accordingly, on May 1, 2020, all references in the Prospectus to CTIVP® - DFA International Value Fund are hereby deleted and replaced with Variable Portfolio - Partners International Value Fund.
The information under the subsection "Principal Investment Strategies” in the "Summary of CTIVP® - DFA International Value Fund" section is hereby superseded and replaced with the following:
The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio managers determine to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.
Under normal circumstances, the Fund intends to invest at least 40% of its assets in companies in three or more non-U.S. developed market countries. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe.
Investments for the Fund will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund’s portfolio pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts) in connection with the settlement of equity trades or the exchange of one currency for another and futures contracts (including equity and index futures) to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund.
The information under the subsection “Principal Risks” in the “Summary of CTIVP® - DFA International Value Fund" section is hereby revised to add Multi-Adviser Risk and Small- and Mid-Cap Stock Risk specific risk disclosure to "Issuer Risk" as follows:
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
The fourth paragraph under the subsection "Performance Information” in the “Summary of CTIVP® - DFA International Value Fund" section is hereby superseded and replaced with the following:
The Fund’s performance prior to the Effective Date reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.